Fair Value of Financial Instruments and Trading-Related Revenue - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 2,942	$ 1,954	$ 4,767	$ 3,658
Transfers out of Level 2 into Level 1 of fair value hierarchy	603	2,700	1,270	3,359
Trading securities [member] | Valued using models (with observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 2 into Level 3 of fair value hierarchy	90	26	164	45
Transfers out of Level 3 into Level 2 of fair value hierarchy	44	18	172	35
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,017	1,740	3,751	3,543
Transfers out of Level 2 into Level 1 of fair value hierarchy	844	1,966	914	2,403
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	4,005	7,282	7,264	7,889
Transfers out of Level 2 into Level 1 of fair value hierarchy	1,989	464	2,718	1,575
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	170	141	499	464
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 0	$ 248	$ 61	$ 352